Employee Benefit Plan, Description of Plan (Details) - EBP 009 - USD ($) shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan and Accounting Change [Abstract]
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
EBP, Participant Contribution, Maximum Annual Compensation, Amount	23,500
EBP, Employer and Participant Contribution, Maximum Annual Compensation, Amount	70,000
EBP, Description of Plan [Line Items]
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
EBP, Employer Contribution, Non-Elective Contribution	3.00%
EBP, Participant Contribution, Maximum Annual Compensation, Amount	$ 23,500
EBP, Employer and Participant Contribution, Maximum Annual Compensation, Percentage	100.00%
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Vested Account, Percentage	50.00%
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Notes Receivable, Loan Processing Fee	5000.00%
EBP, Asset Held for Investment, Participant Loan, Interest Rate	1.00%
EBP, Employer and Participant Contribution, Maximum Annual Compensation, Amount	$ 70,000
EBP, Employer Contribution, Non-Elective Contribution (Dollar Amount)	2,400,000
EBP, Maximum Amount, Qualified Birth or Adoption Distribution	$ 5,000
EBP, Nonconsolidated, Master Trust | Common Stock
EBP, Description of Plan [Line Items]
EBP, Investment, Number of Shares	2.4	2.8
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	$ 3,300,000
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	1,200,000
Participants over age 50
EBP, Description of Plan and Accounting Change [Abstract]
EBP, Participant Contribution, Maximum Annual Compensation, Amount	31,000
EBP, Employer and Participant Contribution, Maximum Annual Compensation, Amount	77,500
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Maximum Annual Compensation, Amount	31,000
EBP, Employer and Participant Contribution, Maximum Annual Compensation, Amount	77,500
Forfeitures
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Non-Elective Contribution (Dollar Amount)	$ 786,000
Minimum
EBP, Description of Plan and Accounting Change [Abstract]
EBP, Participant Contribution, Automatic, Deferral Rate	2.00%
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Non-Elective Contribution	2.00%
EBP, Asset Held for Investment, Participant Loan, Interest Rate	3.25%
EBP, Participant Contribution, Automatic, Deferral Rate	2.00%
Maximum
EBP, Description of Plan and Accounting Change [Abstract]
EBP, Participant Contribution, Automatic, Deferral Rate	6.00%
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Non-Elective Contribution	8.50%
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
EBP, Participant Contribution, Automatic, Deferral Rate	6.00%
EBP, Participant Contribution, Catch Up Contributions	$ 11,250
Less than 2 years
EBP, Description of Plan and Accounting Change [Abstract]
EBP, Vesting percentage	0.00%
EBP, Description of Plan [Line Items]
EBP, Vesting percentage	0.00%
2 years or greater, less than 3
EBP, Description of Plan and Accounting Change [Abstract]
EBP, Vesting percentage	25.00%
EBP, Description of Plan [Line Items]
EBP, Vesting percentage	25.00%
3 years or greater, less than 4 years
EBP, Description of Plan and Accounting Change [Abstract]
EBP, Vesting percentage	50.00%
EBP, Description of Plan [Line Items]
EBP, Vesting percentage	50.00%
4 years or greater, less than 5 years
EBP, Description of Plan and Accounting Change [Abstract]
EBP, Vesting percentage	75.00%
EBP, Description of Plan [Line Items]
EBP, Vesting percentage	75.00%
5 years or more
EBP, Description of Plan and Accounting Change [Abstract]
EBP, Vesting percentage	100.00%
EBP, Description of Plan [Line Items]
EBP, Vesting percentage	100.00%